STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed balance sheets of the parent company (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 12, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 19,634,716	$ 2,765,492	¥ 19,413,202	$ 2,734,292		¥ 20,446,104	¥ 40,969,979
Short-term Investments		34,257,958	4,825,132	35,485,908
Prepayments, receivables and other assets		4,666,976	657,331	4,057,843
Noncurrent assets:
Longterm investments, net		23,570,988	3,319,904	17,925,653
TOTAL ASSETS		120,331,931	16,948,398	109,347,347
Current liabilities
Accrued expenses and other current liabilities		5,695,948	802,257	4,118,068
TOTAL LIABILITIES		48,130,826	6,779,085	40,292,909
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	475	67	487
Treasury shares		(866,198)	(122,001)	(225,329)
Additional paidin capital		77,583,054	10,927,345	80,302,956
Accumulated other comprehensive income (loss)		244,302	34,409	(412,721)
Accumulated deficit		(5,672,916)	(799,014)	(11,405,850)
Total KE Holdings Inc. shareholders' equity		72,099,824	10,155,048	68,920,360
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 120,331,931	$ 16,948,398	¥ 109,347,347
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized | shares		25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Related Party
Current assets:
Amounts due from subsidiaries and VIEs		¥ 419,270	$ 59,053	¥ 405,956
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares						$ 0.00002
Ordinary shares, shares authorized | shares		24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares		3,571,960,220	3,571,960,220	3,601,547,279	3,601,547,279
Ordinary shares, shares outstanding | shares		3,443,860,844	3,443,860,844	3,561,632,933	3,561,632,933
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares						$ 0.00002
Ordinary shares, shares authorized | shares		885,301,280	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary shares, shares issued | shares		151,354,549	151,354,549	156,426,896	156,426,896
Ordinary shares, shares outstanding | shares		151,354,549	151,354,549	156,426,896	156,426,896
Parent
Current assets:
Cash and cash equivalents		¥ 9,414		¥ 12,818			¥ 55,235	¥ 3,261,585
Short-term Investments		537,847		7,372,995
Prepayments, receivables and other assets		2,003		13,927
Noncurrent assets:
Investment in subsidiaries		67,805,473		56,064,739
Net assets of the VIEs		3,061,116		3,716,231
Longterm investments, net				516,873
TOTAL ASSETS		72,104,629		68,924,489
Current liabilities
Accrued expenses and other current liabilities		4,805		4,129
TOTAL LIABILITIES		4,805		4,129
SHAREHOLDERS' EQUITY
Ordinary shares		475		487
Treasury shares		(866,198)		(225,329)
Additional paidin capital		77,583,054		80,302,956
Accumulated other comprehensive income (loss)		244,302		(412,721)
Accumulated deficit		(4,861,809)		(10,745,033)
Total KE Holdings Inc. shareholders' equity		72,099,824		68,920,360
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 72,104,629		¥ 68,924,489
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized | shares		25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Parent | Affiliated Entity [Member]
Current assets:
Amounts due from subsidiaries and VIEs		¥ 688,776		¥ 1,226,906
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares		24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares		3,571,960,220	3,571,960,220	3,601,547,279	3,601,547,279
Ordinary shares, shares outstanding | shares		3,443,860,844	3,443,860,844	3,571,960,220	3,571,960,220
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares		885,301,280	885,301,280	885,301,280	885,301,280
Ordinary shares, shares issued | shares		151,354,549	151,354,549	156,426,896	156,426,896
Ordinary shares, shares outstanding | shares		151,354,549	151,354,549	156,426,896	156,426,896

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.